Material Accounting Policy Information - Schedule of Impact on the Balance Sheet (Details) - Orbital Slot Intangible Assets [Member]	Jun. 30, 2025 CAD ($)
Schedule of Impact on the Balance Sheet [Line Items]
Intangible assets	$ (17,100)
Accumulated earnings	$ 17,100